Business Combinations - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Apr. 30, 2025	Feb. 28, 2025	Jan. 31, 2025	Jul. 31, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Contingent consideration in relation to business combinations						$ 822	$ 0
Admetricks SpA
Business Combination [Line Items]
Total consideration					$ 4,435
Contingent consideration in relation to business combinations					$ 2,135
Business combination, contingent liability, period duration up to					2 years
Payments to employees						897	$ 1,092
Acquisition related costs					$ 163
Total consideration paid					$ 4,095
42matters
Business Combination [Line Items]
Acquisition related costs				$ 242
Total consideration paid				$ 12,780
Signal Insights, Inc.
Business Combination [Line Items]
Contingent consideration in relation to business combinations			$ 3,900
Business combination, contingent liability, period duration up to			18 months
Acquisition related costs						14
Total consideration paid			$ 1,734
Business combination, cash retention payment						2,597
The Search Monitor
Business Combination [Line Items]
Contingent consideration in relation to business combinations		$ 2,500
Business combination, contingent liability, period duration up to		21 months
Acquisition related costs						161
Total consideration paid		$ 7,719
Business combination, cash retention payment						3,370
Contingent consideration		822
Employee retention, payable		$ 3,800
Employee retention period		18 months
Wincher International AB
Business Combination [Line Items]
Contingent consideration in relation to business combinations	$ 1,176
Business combination, contingent liability, period duration up to	2 years
Acquisition related costs						143
Total consideration paid	$ 7,119
Business combination, cash retention payment						$ 661
Business combination amount held in escrow	$ 1,824
Business combination escrow period	2 years